Acquisitions	12 Months Ended
Mar. 31, 2017
Business Combinations [Abstract]
Acquisitions of non-controlling interest in BAHA
3. Acquisitions

Acquired Technology

In January 2016, Apollo Care Connect acquired certain assets from Healarium Inc., a third party entity, and was determined to be a purchase of assets. According to the asset purchase agreement, as amended, the Company agreed to issue 275,000 shares of its common stock with a fair value of $1,512,500 in exchange for the technology with a fair value of approximately $1.3 million, plus $200,000 in cash. The technology provides a cloud and mobile-based population health management platform, with an emphasis on chronic care management and high-risk patient management in addition to a comprehensive platform for total patient engagement. The acquired technology was placed into service in April 2016 and will be amortized over its estimated useful life of five years. Management evaluated the acquired technology for impairment and no impairment occurred during fiscal 2017 (see Note 4).

BAHA Acquisition

On November 10, 2016, BAHA Acquisition, a Medical Corporation, a California professional corporation (“Acquisition”), an affiliate of the Company, entered into a Stock Purchase Agreement (the “BAHA Stock Purchase Agreement”) dated as of November 4, 2016 with BAHA and Scott Enderby, D.O. (“Enderby”), pursuant to which Enderby sold to Acquisition, and Acquisition purchased from Enderby, 100% of the issued and outstanding stock of BAHA (the “BAHA Stock”), of which Enderby was the sole holder beneficially and of record (the “Transaction”). Warren Hosseinion, M.D., the Company’s Chief Executive Officer, is the sole stockholder of Acquisition, as nominee for AMM. BAHA Acquisition is a consolidated variable interest entity of the Company.

As provided for in the BAHA Stock Purchase Agreement, the purchase price for the BAHA Stock consists of (i) a payment of $25,000 (the “Initial Payment”) at the closing (the “Closing”) of the Transaction, which also took place on November 4, 2016 (the “Closing Date”); (ii) a contingent payment in the aggregate amount of $100,000 to be paid over a period of 18 months following the Closing (the “Contingent Payment”); and (iii) a warrant to purchase 24,000 shares of the Company’s common stock (the “Enderby Warrant”) issued to Enderby. The Company has informally agreed with Enderby to defer the Initial Payment from the Closing until after the delivery of the closing statement calculating Actual Net Working Capital, as described in the following paragraph.

No later than 30 days following the Closing Date, Acquisition shall prepare and deliver to Enderby a written statement of the net working capital of BAHA as of the Closing Date. If the Actual Net Working Capital (as defined in the BAHA Stock Purchase Agreement) as of the Closing Date is less than $300,000 (the “Target Amount”), then Enderby shall, within five business days of the date of final determination of the Actual Net Working Capital as of the Closing Date, pay to Acquisition the amount equal to the absolute value of the difference between the Target Amount and the Actual Net Working Capital as of the Closing Date, together with interest on the amount of such difference calculated at the rate of four percent (4%) per annum from the Closing Date to the date of payment. The Company provided the statement of the net working capital to Enderby, who is reviewing such statement.

The Contingent Payment of up to an aggregate $100,000 will be made to Enderby in connection with personal services to be performed by him pursuant to an employment agreement entered into in connection with the Closing of the Transaction (the “Enderby Employment Agreement”) as follows: (i) $25,000 on the six-month anniversary of the Closing, an additional $50,000 on the first-year anniversary of the Closing and a final $25,000 on the 18-month anniversary of the Closing, if as of each such date, BAHA’s revenue is greater than $6,000,000. The Contingent Payment is in connection with the continued personal services provided under the Enderby Employment Agreement and is deemed to be post combination compensation.

As further inducement for Acquisition to enter into the BAHA Stock Purchase Agreement, BAHA and Enderby entered into a non-competition agreement dated as of November 4, 2016, pursuant to which Enderby has agreed, without the written permission of BAHA, within a radius of 50 miles from BAHA’s offices in San Francisco and for a period of three years from the Closing Date, not to compete with BAHA; hire or induce another person to hire any BAHA employee or independent contractor; or solicit any business, customers, clients or contractors of BAHA.

As part of the Transaction, BAHA and Enderby entered into the Enderby Employment Agreement, pursuant to which Enderby has been hired to serve as Chief Executive Officer of BAHA. Enderby will serve in that capacity for an initial term of two years, automatically extended for additional one-year terms, unless not less than 60 days prior to each such renewal date, either party shall have given written notice to the other that the Enderby Employment Agreement will not be renewed. Enderby shall be paid a base salary of $400,000 per year and shall be entitled to participate in any incentive compensation plans and/or equity compensation plans as are now available or may become available to other similarly positioned employees.

The Enderby Employment Agreement shall be terminated upon Enderby’s death and may be terminated on Enderby’s Disability (as that term is defined in the Enderby Employment Agreement), by BAHA with or without Cause (as that term is defined in the Enderby Employment Agreement) or by Enderby with or without Good Reason (as that term is defined in the Enderby Employment Agreement).

If Enderby’s employment is terminated for any reason during the term of the Enderby Employment Agreement, or if the Enderby Employment Agreement is not renewed, Enderby shall be entitled to be paid any earned but unpaid base salary through the date of termination, unpaid expense reimbursements and accrued but unused paid time off. Additionally, in the event of termination by BAHA without Cause or termination by Enderby for Good Reason, and if, but only if, Enderby signs a general release of claims in a form and manner satisfactory to BAHA, Enderby shall also be entitled to receive a severance payment in an amount equal to (i) four weeks of his most recent base salary for every full year of his active employment, but such amount shall be no less than one month’s worth nor more than six months’ worth of his most recent base salary; plus (ii) the premium amounts paid for coverage under BAHA’s group medical, dental and vision programs for a period of twelve months, to be paid directly to Enderby at the same times such payments would be paid on behalf of a current employee for such coverage, provided that Enderby timely elects continued coverage under such plan(s) pursuant to the Consolidated Omnibus Budget Reconciliation Act of 1985 as amended.

On November 4, 2016, the Company issued the Enderby Warrant to Enderby to purchase up to 24,000 shares of the Company’s common stock, at an exercise price of $4.50 per share, which was the closing price of the common stock on the trading day immediately preceding the Closing Date. The Enderby Warrant may be exercised in equal monthly installments of 1,000 shares over a 24-month period commencing on December 4, 2016 and terminating on November 4, 2018. The fair value of the warrants at the transaction date was deemed to be de minimus.

Prior to the Transaction, the financial results of BAHA were consolidated by the Company as a variable interest entity as the Company was determined to be the primary beneficiary. As part of the Transaction, Acquisition acquired the noncontrolling interest of BAHA.

Based on the Actual Net Working Capital, the Company did not pay the Initial Payment. While it is probable that the contingent payment will be earned, it is probable that the contingent payment will be offset against Actual Net Working adjustment. In addition, the receivable created by the Actual Net Working Capital was not deemed collectible and was not recorded. The Company recorded the reclassification of noncontrolling interest of $183,408 to additional paid-in capital pursuant to this transaction.